UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - CNY (¥)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Foreign currency translation adjustment, income tax	¥ 0	¥ 0	¥ 0